EARNINGS PER SHARE (Notes)	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The following tables set forth the computation of basic and diluted EPS from continuing operations for the periods indicated:

	Three Months Ended March 31, 2017
	Income	Shares	Per Share Amount
	(Thousands, except per share amounts)
Basic EPS from continuing operations
Income from continuing operations attributable to ONEOK available for common stock	$87,361	211,619	$0.41
Diluted EPS from continuing operations
Effect of dilutive securities	—	1,983
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents	$87,361	213,602	$0.41

	Three Months Ended March 31, 2016
	Income	Shares	Per Share Amount
	(Thousands, except per share amounts)
Basic EPS from continuing operations
Income from continuing operations attributable to ONEOK available for common stock	$84,398	210,781	$0.40
Diluted EPS from continuing operations
Effect of dilutive securities	—	290
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents	$84,398	211,071	$0.40